Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Small Business (Detail) - Retail [member] - Small business [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 143	$ 66	$ 140	$ 61
Provision for credit losses
Originations	8	5	17	8
Maturities	(8)	(2)	(17)	(4)
Changes in risk, parameters and exposures	1	47	9	60
Write-offs	(7)	(10)	(14)	(20)
Recoveries	2	1	4	3
Exchange rate and other	50		50	(1)
Balance at end of period	189	107	189	107
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	74	29	78	29
Provision for credit losses
Transfers to Stage 1	26	4	39	5
Transfers to Stage 2	(5)	(2)	(6)	(3)
Originations	8	5	17	8
Maturities	(5)	(2)	(11)	(3)
Changes in risk, parameters and exposures	(39)	22	(59)	20
Exchange rate and other	22		23
Balance at end of period	81	56	81	56
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	33	11	29	10
Provision for credit losses
Transfers to Stage 1	(26)	(4)	(39)	(5)
Transfers to Stage 2	5	2	6	3
Transfers to Stage 3			(1)	(1)
Maturities	(3)		(6)	(1)
Changes in risk, parameters and exposures	32	11	52	15
Exchange rate and other	30	1	30
Balance at end of period	71	21	71	21
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	36	26	33	22
Provision for credit losses
Transfers to Stage 3			1	1
Changes in risk, parameters and exposures	8	14	16	25
Write-offs	(7)	(10)	(14)	(20)
Recoveries	2	1	4	3
Exchange rate and other	(2)	(1)	(3)	(1)
Balance at end of period	$ 37	$ 30	$ 37	$ 30